Income Tax - Components of Income Tax Benefits/(Expenses) (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Hong Kong profits tax
Charge for the year	$ 69,585,469	$ 43,127,820	$ 19,988,157
Overprovision in prior year	0	(2,359,495)	0
Deferred tax	79,556,400	33,148,500	112,969,008
The People's Republic of China withholding tax charge for the year	9,207,649	9,922,772	2,256,460
Income tax expense	$ 158,349,518	$ 83,839,597	$ 135,213,625